SUPPLEMENT dated October 1, 2005

                              To the PROSPECTUS of

                   Mellon Institutional Group of Equity Funds:
                     The Boston Company Large Cap Core Fund
                     The Boston Company Small Cap Value Fund
                    The Boston Company Small Cap Growth Fund
                  The Boston Company Small/Mid Cap Growth Fund
         (formerly The Boston Company Small Capitalization Equity Fund)
             The Boston Company Small Cap Tax-Sensitive Equity Fund
                The Boston Company International Core Equity Fund
                 The Boston Company International Small Cap Fund
                   The Boston Company World ex-U.S. Value Fund
      (formerly The Boston Company International Value Opportunities Fund)

                             Dated January 31, 2005
                   (as revised and supplemented July 1, 2005)

--------------------------------------------------------------------------------

The following disclosure replaces the information under the heading "Investment and Account Information/Administrative service fee" on page 21 in the above noted prospectus:

Administrative      Each fund pays administrative service fees. These fees are
   service fee      paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities
                    ("Plan Administrators") that provide record keeping and/or other administrative support services to retirement plans and their participants. As compensation for such services, each fund may pay each Plan Administrator a service fee in an amount of up to 0.15% (on an annualized basis) of a fund's average daily net assets attributable to fund shares that are held in accounts serviced by such Plan
                    Administrator.

  Additional        The adviser or its affiliates may pay additional from their
compensation        own compensation resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the funds or cooperate with the distributor's promotional efforts.





           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE

                        SUPPLEMENT dated October 1, 2005

                              To the PROSPECTUS of

                Mellon Institutional Group of Fixed Income Funds:
                        Standish Mellon Fixed Income Fund
                   Standish Mellon Investment Grade Bond Fund
                      Standish Mellon High Yield Bond Fund
                       Standish Mellon Enhanced Yield Fund
            (formerly Standish Mellon Short-Term Asset Reserve Fund)

                               Dated: May 1, 2005
                 (as supplemented May 27, 2005 and July 1, 2005)

--------------------------------------------------------------------------------

The following disclosure replaces the information under the heading "Investment and Account Information/Administrative service fee" on page 19 in the above noted prospectus:

Administrative      Each fund pays administrative service fees. These fees are
   service fee      paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities
                    ("Plan Administrators") that provide record keeping and/or other administrative support services to retirement plans and their participants. As compensation for such services, each fund may pay each Plan Administrator a service fee in an amount of up to 0.15% (on an annualized basis) of a fund's average daily net assets attributable to fund shares that are held in accounts serviced by such Plan
                    Administrator.

Additional          The adviser or its affiliates may pay additional
compensation        compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the funds or cooperate with the distributor's promotional efforts.





           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE

                        SUPPLEMENT dated October 1, 2005

                              To the PROSPECTUS of

            Mellon Institutional Group of Global Fixed Income Funds:
                 Standish Mellon International Fixed Income Fund
               Standish Mellon International Fixed Income Fund II
                    Standish Mellon Global Fixed Income Fund

                               Dated: May 1, 2005
                         (as supplemented July 1, 2005)

     ----------------------------------------------------------------------

The following information replaces the table under the "The Investment Adviser - Fund managers" section on page 13 of the above referenced prospectus:

--------------------------------------------------------------------------------------------------------------------------------
Funds                                    Fund managers                      Positions during past five years
--------------------------------------------------------------------------------------------------------------------------------
International Fixed Income Fund         Charles P. Dolan, CFA               Charlie is Co-Director of Global Bond Strategies,
                                                                            responsible for implementation and strategy of all
International Fixed Income Fund II                                          global bond portfolios. He joined Standish Mellon in
                                                                            2004 from Fixed Income Fund Pareto Partners, where
Global                                                                      he had been a key member of the investment team
                                                                            since 1992. Charlie is a leading expert in global
                                                                            fixed income quantitative research. He was previously
                                                                            at Hughes Research Laboratories.

                                         Thomas F. Fahey                    Tom is a Portfolio Manager for Global Bond Strategies,
                                                                            focusing on global economic analysis and relative
                                                                            value between the developed bond markets, currencies
                                                                            and sectors. Tom joined the Global Bond Strategies
                                                                            group at Standish Mellon in 1999 and has held
                                                                            positions of increasing responsibility. He joined the
                                                                            firm from the Bank Credit Analyst Research Group in
                                                                            Montreal where he was an Associate Editor for both
                                                                            ForexCast, which is the firm's foreign exchange
                                                                            strategy service, and The International Bank Credit
                                                                            Analyst.
--------------------------------------------------------------------------------------------------------------------------------

The following disclosure replaces the information under the heading "Investment and Account Information/Administrative service fee" on page 16 in the above noted prospectus:

Administrative      Each fund pays administrative service fees. These fees are
   service fee      paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities
                    ("Plan Administrators") that provide record keeping and/or other administrative support services to retirement plans and their participants. As compensation for such services, each fund may pay each Plan Administrator a service fee in an amount of up to 0.15% (on an annualized basis) of a fund's average daily net assets attributable to fund shares that are held in accounts serviced by such Plan
                    Administrator.

  Additional        The adviser or its affiliates may pay additional from their
compensation        own compensation resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the funds or cooperate with the distributor's promotional efforts.





           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE

                        SUPPLEMENT dated October 1, 2005

                              To the PROSPECTUS of

              Mellon Institutional Group of Tax Exempt Bond Funds:
                Standish Mellon Intermediate Tax Exempt Bond Fund
         Standish Mellon Massachusetts Intermediate Tax Exempt Bond Fund

                             Dated: January 31, 2005
                         (as supplemented July 1, 2005)

--------------------------------------------------------------------------------

The following disclosure supplements the information under the heading "Investment and Account Information" on page 12 in the above noted prospectus for the Intermediate Tax Exempt Bond Fund only:

Administrative      The Intermediate Tax Exempt Bond Fund pays administrative
   service fee      service fees. These fees are paid to affiliated or
                    unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to retirement plans and their participants.
                    As compensation for such services, the fund may pay each Plan Administrator a service fee in an amount of up to 0.15%
                    (on an annualized basis) of the fund's average daily net assets attributable to fund shares that are held in accounts serviced by such Plan Administrator.

  Additional        The adviser or its affiliates may pay additional from their
compensation        own compensation resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the fund or cooperate with the distributor's promotional efforts.





           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE